Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) - USD ($)		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Reverse Stock Split, Fractional Shares, Cash, Multiple	$ 12.93
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)		$ 0	$ 8,639,000
Income Tax Expense (Benefit)		$ (0)	$ (443,893)